IMPAIRMENT AND RESTRUCTURING CHARGES	3 Months Ended
Mar. 31, 2012
IMPAIRMENT AND RESTRUCTURING CHARGES
IMPAIRMENT AND RESTRUCTURING CHARGES

NOTE 4. IMPAIRMENT AND RESTRUCTURING CHARGES

During the three months ended March 31, 2012, we recorded net impairment and restructuring charges of $3 million relating to the impairment of obsolete assets.

During the three months ended March 31, 2011, we recorded net impairment and restructuring charges of $8 million, consisting of $3 million of employee severance costs, $3 million of lease termination costs and $2 million of other related costs.

Our impairment tests presume stable, improving or, in some cases, declining results in our hospitals, which are based on programs and initiatives being implemented that are designed to achieve the hospital’s most recent projections. If these projections are not met, or if in the future negative trends occur that impact our future outlook, impairments of long-lived assets and goodwill may occur, and we may incur additional restructuring charges, which could be material.

As of March 31, 2012, our continuing operations were structured as follows:

•            Our California region included all of our hospitals in California;

•            Our Central region included all of our hospitals in Missouri, Tennessee and Texas;

•            Our Florida region included all of our hospitals in Florida; and

•            Our Southern States region included all of our hospitals in Alabama, Georgia, North Carolina, Pennsylvania and South Carolina.

These regions are reporting units used to perform our goodwill impairment analysis and are one level below our operating segment level.

The tables below are reconciliations of beginning and ending liability balances in connection with restructuring charges recorded during the three months ended March 31, 2012 and 2011 in continuing and discontinued operations:

	Balances at Beginning of Period	Restructuring Charges, Net	Cash Payments	Other	Balances at End of Period
Three Months Ended March 31, 2012
Continuing operations:
Lease and other costs, and employee severance-related costs in connection with hospital cost-control programs and general overhead-reduction plans	$6	$0	$(1)	$(0)	$5
Discontinued operations:
Employee severance-related costs, and other estimated costs associated with the sale or closure of hospitals and other facilities	5	0	0	0	5
	$11	$0	$(1)	$(0)	$10
Three Months Ended March 31, 2011
Continuing operations:
Lease and other costs, and employee severance-related costs in connection with hospital cost-control programs and general overhead-reduction plans	$4	$8	$(2)	$(1)	$9
Discontinued operations:
Employee severance-related costs, and other estimated costs associated with the sale or closure of hospitals and other facilities	6	0	0	0	6
	$10	$8	$(2)	$(1)	$15

The above liability balances at March 31, 2012 are included in other current liabilities and other long-term liabilities in the accompanying Condensed Consolidated Balance Sheets. Cash payments to be applied against these accruals at March 31, 2012 are expected to be approximately $3 million in 2012 and $7 million thereafter. The column labeled “Other” above represents charges recorded in restructuring expense that are not recorded in the liability account, such as the acceleration of stock-based compensation expense related to severance agreements.